Related Party Transactions - Additional Information (Details) - USD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2019	Jun. 30, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Working capital advanced to Pool Managers			$ 2,440,000	$ 697,000
Aframax Tanker | RSA Participants [Member] | Vessels Hire
Related Party Transaction [Line Items]
Amounts of transaction	$ 0	$ 2,000,000.0